Income Taxes	12 Months Ended
May 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes

13. INCOME TAXES

Deferred income taxes reflect the net tax effects of the temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s Canadian deferred tax assets as of May 31, 2012 and 2011 are as follows:

	2012 $	2011 $
Non-capital loss carry forwards	1,204,000	1,092,000
Equipment & others	17,000	17,000
Resource deductions	347,000	347,000
Share issue costs	11,000	19,000
	1,579,000	1,475,000
Valuation allowance	(1,579,000)	(1,475,000)
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A reconciliation of the combined Canadian federal and provincial income taxes at statutory rates and the Company’s effective income tax expense is as follows:

	2012 $	2011 $
Statutory tax rate	25.9%	27.7%
Income tax recovery at statutory rate	(198,479)	(147,969)
Permanent differences and other	83,129	6,758
Change in tax rate for non-Canadian company	7,752	(823)
Effect of change in tax rate	3,685	13,051
Tax benefits not recognized	103,914	128,983
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The Company has Canadian non-capital losses of approximately $4,815,000 (2011 - $4,370,000), which expire over the years 2014 to 2032. The Company also has cumulative exploration expenses in the amount of $1,655,000 (2011 -$1,495,000) in Canada and the USA, which can be carried forward indefinitely.